ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 24, 2017	William M. Beaudoin T +1 617 854 2337 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

On behalf of AMG Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplements, filed with the Securities and Exchange Commission on June 30, 2017 under Rule 497(e) (SEC Accession No. 0001193125-17-220044), to the

(i) Prospectus and Statement of Additional Information for AMG Managers Skyline Special Equities Fund, each dated February 27, 2017, as supplemented May 3, 2017; and

(ii) Prospectus for AMG TimesSquare International Small Cap Fund, dated February 27, 2017.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin

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